Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 111,990	¥ 101,668
Contract liabilities	[1]	¥ 5,253	¥ 6,073

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.